Parent Company Only, Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities [Abstract]
Net income	$ 52,452	$ 57,840	$ 61,445
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Stock based compensation expense	15	5	173
Total adjustments	9,705	5,958	6,195
Net cash provided by operating activities	62,157	63,798	67,640
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	(145,339)	(262,754)	(61,807)
Net cash used in investing activities	(35,346)	(248,759)	(173,820)
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	0	185	1,259
Dividends paid	(26,331)	(26,385)	(25,569)
Payments to acquire treasury stock	(3,493)	(35)	(718)
Proceeds from sales of treasury stock	0	1,791	2,391
Net cash provided by (used in) financing activities	623,442	138,098	(2,851)
Net increase (decrease) in cash and cash equivalents	650,253	(46,863)	(109,031)
Cash and cash equivalents at beginning of period	456,846	503,709	612,740
Cash and cash equivalents at end of period	1,107,099	456,846	503,709
TrustCo Bank Corp NY [Member]
Cash flows from operating activities [Abstract]
Net income	52,452	57,840	61,445
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(23,135)	(32,207)	(38,317)
Stock based compensation expense	15	5	173
Net change in other assets and accrued expenses	515	246	214
Total adjustments	(22,605)	(31,956)	(37,930)
Net cash provided by operating activities	29,847	25,884	23,515
Cash flows from investing activities [Abstract]
Purchases of securities available for sale	(1)	0	0
Net cash used in investing activities	(1)	0	0
Cash flows from financing activities [Abstract]
Proceeds from exercise of stock options	0	185	1,259
Dividends paid	(26,317)	(26,372)	(25,555)
Payments to acquire treasury stock	(3,493)	(35)	(718)
Proceeds from sales of treasury stock	0	1,791	2,391
Net cash provided by (used in) financing activities	(29,810)	(24,431)	(22,623)
Net increase (decrease) in cash and cash equivalents	36	1,453	892
Cash and cash equivalents at beginning of period	24,118	22,665	21,773
Cash and cash equivalents at end of period	$ 24,154	$ 24,118	$ 22,665